UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/12

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  04/12/12
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   122,719
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     2006 17050.000SH       SOLE                16150.000           900.000
3M Company                     COM              88579y101      414     4640 SH       SOLE                     4140               500
AT&T Inc.                      COM              00206r102     1290    41309 SH       SOLE                    40809               500
Abbott Laboratories            COM              002824100     2225    36310 SH       SOLE                    35160              1150
Allergan                       COM              018490102     2182    22866 SH       SOLE                    21266              1600
Annaly Capital Mgmt            COM              035710409     1647   104097 SH       SOLE                    98046              6051
Ansys Inc                      COM              03662q105     2321    35700 SH       SOLE                    34600              1100
Apache Corp                    COM              037411105      762     7589 SH       SOLE                     7089               500
Apple Inc                      COM              037833100     7441    12411 SH       SOLE                    11941               470
Arcos Dorados Holdings         COM              G0457F107      516    28550 SH       SOLE                    28150               400
BHP Billiton ADR               COM              05545E209     2105    29080 SH       SOLE                    28230               850
Bank of Montreal               COM              063671101      671    11300 SH       SOLE                    10800               500
Berkshire Hathaway A           COM              084670108     1097        9 SH       SOLE                        8                 1
Berkshire Hathaway B           COM              084670702     6143    75705 SH       SOLE                    72580              3125
BlackRock Inc                  COM              09247X101     1496     7300 SH       SOLE                     7200               100
C.H. Robinson Worldwide        COM              12541w209      950    14500 SH       SOLE                    14300               200
CARBO Ceramics Inc             COM              140781105      395     3750 SH       SOLE                     3750
Canadian National Railway      COM              136375102     2089    26300 SH       SOLE                    25550               750
Canadian Natural Resources     COM              136385101      401    12100 SH       SOLE                    11700               400
Chevron                        COM              166764100     4054    37814 SH       SOLE                    36414              1400
Coca-Cola Company              COM              191216100      266     3599 SH       SOLE                     3449               150
ConocoPhillips                 COM              20825c104      744     9785 SH       SOLE                     9535               250
Cummins Inc                    COM              231021106     3013    25099 SH       SOLE                    23849              1250
Dentsply International         COM              249030107      998    24872 SH       SOLE                    23672              1200
Du Pont (E.I.) De Nemours      COM              263534109     2063    39000 SH       SOLE                    37900              1100
EMC Corporation                COM              268648102     2643    88450 SH       SOLE                    86050              2400
Echo Global Logistics          COM              27875T101      703    43650 SH       SOLE                    42050              1600
Edison International           COM              281020107      202     4750 SH       SOLE                     4750
Ensco PLC ADR                  COM              29358Q109      288     5450 SH       SOLE                     5450
Expeditors Intl Wash           COM              302130109     4098    88105 SH       SOLE                    84655              3450
Exxon Mobil                    COM              30231g102     4220    48662 SH       SOLE                    47212              1450
Freeport-McMoran Copper & Gold COM              35671d857      755    19850 SH       SOLE                    19450               400
Gafisa S.A. ADR                COM              362607301      283    59897 SH       SOLE                    59897
General Dynamics               COM              369550108     3075    41906 SH       SOLE                    40606              1300
General Electric Co            COM              369604103      696    34695 SH       SOLE                    31795              2900
Gentex                         COM              371901109     1804    73650 SH       SOLE                    71150              2500
Goldman Sachs                  COM              38141g104      249     2000 SH       SOLE                     2000
Google Inc                     COM              38259P508      648     1011 SH       SOLE                     1011
Heckmann Corporation           COM              422680108       66    15200 SH       SOLE                    13800              1400
Home Depot Inc                 COM              437076102      465     9251 SH       SOLE                     9251
Honeywell Inc                  COM              438516106      244     4000 SH       SOLE                     4000
IBM                            COM              459200101     4453    21340 SH       SOLE                    20540               800
Johnson & Johnson              COM              478160104     1357    20575 SH       SOLE                    20000               575
Kraft Foods                    COM              50075N104      409    10750 SH       SOLE                     9750              1000
Linear Technology Corporation  COM              535678106      312     9244 SH       SOLE                     9244
Lockheed Martin Corp           COM              539830109     2417    26900 SH       SOLE                    26100               800
MasterCard                     COM              57636Q104      999     2375 SH       SOLE                     2325                50
McDonalds Corp                 COM              580135101     4334    44175 SH       SOLE                    43275               900
Microsoft Corp                 COM              594918104      505    15650 SH       SOLE                    14650              1000
Mission West Properties        COM              605203108      108    10959 SH       SOLE                    10959
Monsanto                       COM              61166W101      770     9650 SH       SOLE                     9400               250
Mosaic Company                 COM              61945C103      990    17900 SH       SOLE                    17500               400
National Grid PLC              COM              636274300     2251    44600 SH       SOLE                    42200              2400
Newmont Mining                 COM              651639106      215     4200 SH       SOLE                     4200
NextEra Energy, Inc            COM              65339F101      293     4800 SH       SOLE                     4800
PNC Financial Services         COM              693475105      964    14950 SH       SOLE                    14350               600
Pepsico Incorporated           COM              713448108     3424    51600 SH       SOLE                    50600              1000
Plum Creek Timber              COM              729251108     2067    49735 SH       SOLE                    47231              2504
Potash Cp of Saskatchewan Inc  COM              73755L107     2406    52650 SH       SOLE                    50450              2200
PriceSmart Inc                 COM              741511109      573     7871 SH       SOLE                     7671               200
Procter & Gamble               COM              742718109      481     7150 SH       SOLE                     7150
Public Storage Inc             COM              74460d109     1934    14000 SH       SOLE                    13650               350
Rio Tinto PLC ADR              COM              767204100      317     5700 SH       SOLE                     5500               200
Rogers Corp                    COM              775133101      555    14331 SH       SOLE                    14331
Royal Dutch Shell A ADR        COM              780259206      596     8500 SH       SOLE                     8200               300
Royal Dutch Shell B ADR        COM              780259107      632     8950 SH       SOLE                     8550               400
SPDR Gold Trust                COM              78463v107      880     5425 SH       SOLE                     5425
SPDR S&P Dividend              COM              78464A763     1204    21250 SH       SOLE                    20400               850
Starwood Property Trust        COM              85571B105      874    41593 SH       SOLE                    40593              1000
Stryker Corp                   COM              863667101     1732    31216 SH       SOLE                    29816              1400
Sysco                          COM              871829107     1387    46450 SH       SOLE                    44250              2200
Target Corp                    COM              87612e106     2549    43750 SH       SOLE                    43350               400
Teck Resources                 COM              878742204      421    11804 SH       SOLE                    10804              1000
Teradata Corp                  COM              88076W103     2484    36450 SH       SOLE                    36050               400
Tiffany & Co                   COM              886547108      906    13100 SH       SOLE                    12850               250
U.S. Bancorp                   COM              902973304      988    31200 SH       SOLE                    29600              1600
Verizon Communications         COM              92343V104     1140    29808 SH       SOLE                    28601              1207
Vodafone Group ADR             COM              92857w209     2696    97450 SH       SOLE                    94250              3200
Wabtec                         COM              929740108      377     5000 SH       SOLE                     5000
Wal-Mart Stores                COM              931142103      220     3600 SH       SOLE                     3600
Wells Fargo & Co               COM              949746101     1915    56101 SH       SOLE                    54501              1600
iShares Gold Trust ETF         COM              464285105     1853   113900 SH       SOLE                   109800              4100